Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2025
Derivatives and Hedging [Abstarct]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent

As of December 31, 2025 and 2024 we had outstanding forward contracts not designated as hedging instruments with notional amounts and fair value amounts equivalent to the following:

Currency Hedged	Year ended December 31,
	2025	2024
	U.S. dollars in thousands
Israeli Shekel / U.S. Dollar	311	20,038
Fair value of derivatives assets	2	1
Fair value of derivatives liabilities	-	605

The following table shows the effect of our non-designated hedges, including forward contracts, on the Consolidated Statements of Operations for the years ended December 31, 2025 and 2024:

	Location of Loss	Year ended December 31,
		2025	2024
		U.S. dollars in thousands
Net realized and unrealized loss, excluding the underlying foreign currency exposure being hedged	Financial income, net	(651)	(609)

Schedule of Notional Amount and Fair Value of Outstanding Derivatives

The notional amount and fair value of outstanding derivatives at the end of each period were:

	December 31
	2025	2024
	U.S. dollars in thousands
Notional amount of foreign currency contracts	10,921	20,061
Fair value of foreign currency contracts	429	601

Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives

The change in accumulated other comprehensive income relating to gains or losses on derivatives used for hedging was as follows:

	Year ended December 31,
	2025	2024
	U.S. dollars in thousands
Other comprehensive income (loss) before reclassifications	1,936	677
Amounts reclassified out of accumulated other comprehensive income (*)	(2,108)	(76)
Other comprehensive income (loss), net	(172)	601

(*)	Amounts of gains reclassified from other comprehensive income into profit or loss are recorded in cost of revenue and operating expenses. In the Year ended December 31, 2025, $95 thousand, $1,283 thousand, $429 thousand and $301 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively. In the Year ended December 31, 2024, $3 thousand, $49 thousand, $15 thousand and $9 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively.